Share-based compensation	12 Months Ended
Dec. 31, 2020
Share-Based Payment Arrangements [Abstract]
Share-based compensation	Share-based compensationThe Company has four components of its share-based compensation plan: stock options, deferred share units (“DSUs”), restricted share units (“RSUs”) and performance share units (“PSUs”). Share-based compensation expense for the fiscal year ended December 31, 2020 was $1,619 (2019 - $659). The expense associated with each component is as follows:

	2020	2019
	$	$
Stock options	1,059	550
DSUs	560	109
	1,619	659

There were no RSUs or PSUs issued and outstanding for the fiscal year ended December 31, 2020 and 2019.
Stock options
In 2016, the Company established a stock option plan (the “Legacy Option Plan”) for directors, officers, employees and consultants of the Company. The Company’s Board of Directors has the authority to determine, among other things, the eligibility of individuals to participate in the Legacy Option Plan and the term, vesting periods and the exercise price of options granted to individuals under the Legacy Option Plan, subject to the provisions of the Legacy Option Plan. Each share option is exercisable for one common share of the Company. No amounts were paid or payable by the individual on receipt of the option. The options carry neither rights to dividends nor voting rights.
In connection with the IPO on October 8, 2019, the Legacy Option Plan was amended such that no further awards can be made under the Legacy Option Plan. In connection with the IPO, the Company adopted an omnibus incentive plan (the “Omnibus Incentive Plan”) which allows the Board of Directors to grant long-term equity-based awards, including stock options, DSUs, RSUs and PSUs, to eligible participants. As determined by the Company's Board of Directors, the Compensation Nominating and Governance Committee of the Company’s Board of Directors is the Plan Administrator (as defined in the Omnibus Incentive Plan) of the Omnibus Incentive Plan. The Plan Administrator determines which directors, officers, consultants and employees are eligible to receive awards under the Omnibus Incentive Plan, the time or times at which awards may be granted, the conditions under which awards may be granted or forfeited to the Company, the number of common shares to be covered by any award, the exercise price of any award, whether restrictions or limitations are to be imposed on the common shares issuable pursuant to grants of any award, and the nature of any such restrictions or limitations, any acceleration of exercisability or vesting, or waiver of termination regarding any award, based on such factors as the Plan Administrator may determine.
The number of common shares reserved for issuance under the Omnibus Incentive Plan and the Legacy Option Plan, collectively is 2,845,420.
The changes in the number of stock options during the fiscal year ended December 31, 2020 and 2019 were as follows:

	2020		2019
	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price
	#	C$	#	C$
Options outstanding – January 1	1,692,347	5.41	1,546,700	0.98
Options granted	65,050	29.04	601,347	13.59
Options forfeited	(48,325)	10.19	(21,000)	2.14
Options exercised	(192,431)	1.77	(434,700)	1.13

Options outstanding – December 31	1,516,641	6.73	1,692,347	5.41
Options exercisable – December 31	917,162	2.38	943,300	0.99

The following table is a summary of the Company’s share options outstanding as at December 31, 2020:

Options outstanding			Options exercisable
Exercise price range	Number outstanding	Weighted average remaining contractual life (years)	Exercise price range	Number exercisable
C$	#	#	C$	#
0.0001 - 1.09	899,300	6.30	0.0001 - 1.09	810,900

8.86 - 11.06	215,420	9.96	8.86 - 11.06	36,400
15.79 - 16.00	377,089	8.78	15.79 - 16.00	69,862
26.43 - 64.19	24,832	9.89	26.43 - 64.19	—
	1,516,641	7.50		917,162

The following table is a summary of the Company’s share options outstanding as at December 31, 2019:

Options outstanding			Options exercisable
Exercise price range	Number outstanding	Weighted average remaining contractual life (years)	Exercise price range	Number exercisable
C$	#	#	C$	#
0.0001 - 1.09	1,079,400	7.73	0.0001 - 1.09	934,100
3.09 - 3.43	23,200	8.95	3.09 - 3.43	9,200
8.86 - 11.06	181,600	11.18	8.86 - 11.06	—
15.79 - 16.00	408,147	9.79	15.79 - 16.00	—
26.43 - 64.19	—	—	26.43 - 64.19	—
	1,692,347	8.38		943,300
DSUs
The following table presents information concerning the number of DSUs granted by the Company:

#
DSUs – January 1, 2019	—
Granted (at C$16 per unit)	36,250

DSUs – December 31, 2019	36,250
Granted (at C$26.43 - $45.54 per unit)	15,833
Released (at C$16.00 - 45.54 per unit)	(5,883)
Forfeited (at C$38.87 per unit)	(2,058)

DSUs - December 31, 2020	44,142